Repurchase of shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2022
Share Buyback Program 2022
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorized amount				$ 20.0
Total number of ADS Purchased	569,748	4,409,974
ADS repurchased	$ 1.1	$ 6.7
Share Buyback Program 2023
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorized amount			$ 20.0
Total number of ADS Purchased	2,037,721
ADS repurchased	$ 3.6